Post-employment benefits (Details 5) R$ in Millions	Dec. 31, 2022 BRL (R$)
Actuarial Assumption Of Interest Rates [Member] | Defined Benefit Plans and Variable Contribution Plans [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	R$ 284
Decrease in assumptions	(311)
Actuarial Assumption Of Interest Rates [Member] | Defined Benefit Plans and Variable Contribution Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(763)
Decrease in assumptions	824
Actuarial Assumption Of Interest Rates [Member] | Other post employment benefits [member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	23
Decrease in assumptions	(25)
Actuarial Assumption Of Interest Rates [Member] | Other post employment benefits [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(23)
Decrease in assumptions	25
Actuarial assumption of mortality rates [member] | Defined Benefit Plans and Variable Contribution Plans [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	82
Decrease in assumptions	(87)
Actuarial assumption of mortality rates [member] | Defined Benefit Plans and Variable Contribution Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(218)
Decrease in assumptions	228
Actuarial assumption of mortality rates [member] | Other post employment benefits [member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	10
Decrease in assumptions	(11)
Actuarial assumption of mortality rates [member] | Other post employment benefits [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(10)
Decrease in assumptions	11
Actuarial assumption of medical cost trend rates [member] | Other post employment benefits [member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(56)
Decrease in assumptions	48
Actuarial assumption of medical cost trend rates [member] | Other post employment benefits [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	56
Decrease in assumptions	R$ (48)